Consolidated Statement of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Net investment income	$ 1,813	$ 1,657	$ 1,478
Realized gains (losses) on securities	132	(105)	(13)
Life, accident and health net earned premiums	22	24	22
Policy charges and other income	114	115	111
Total revenues	2,081	1,691	1,598
Costs and Expenses:
Annuity benefits	1,151	998	892
Life, accident and health benefits	36	37	23
Insurance acquisition expenses, net	253	260	172
Other expenses	144	140	130
Total costs and expenses	1,584	1,435	1,217
Earnings before income taxes	497	256	381
Provision for income taxes	102	47	105
Net earnings, including noncontrolling interests	395	209	276
Less: Net earnings attributable to noncontrolling interests	2	2	6
Net Earnings Attributable to Shareholder	393	207	270
Supplemental disclosure of Realized gains on securities:
Realized gains (losses) before impairments	142	(91)	16
Losses on securities with impairment	(10)	(14)	(30)
Non-credit portion recognized in other comprehensive income (loss)	0	0	1
Impairment charges recognized in earnings	(10)	(14)	(29)
Total realized gains (losses) on securities	$ 132	$ (105)	$ (13)